UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08885

Hewitt Series Trust

(Exact name of registrant as specified in charter)

100 Half Day Road Lincolnshire, IL 60069

(Address of principal executive offices) (Zip code)

Andrea W. Armstrong 100 Half Day Road Lincolnshire, IL 60069

(Name and address of agent for service)

Registrant’s telephone number, including area code: 847-295-5000

Date of fiscal year end: December 31, 2012

Date of reporting period: March 31, 2012

Item 1.	Schedule of Investments.

Hewitt Money Market Fund of Hewitt Series Trust

Schedule of Investments March 31, 2012 (Unaudited)	(Percentages shown are based on Net Assets)

Mutual Fund	Value
Money Market Master Portfolio of Master Investment Portfolio	$569,659,110

Total Investments (Cost - $569,659,110) - 100.1%	569,659,110
Liabilities in Excess of Other Assets - (0.1)%	(312,240)

Net Assets - 100.0%	$569,346,870

Hewitt Money Market Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Money Market Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2012, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $569,659,110 and 1.8%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments.

These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2012, the Fund’s investment in the Master Portfolio was classified as Level 2.

Schedule of Investments March 31, 2012 (Unaudited)

Money Market Master Portfolio

(Percentages shown are based on Net Assets)

	Par (000)	Value
Certificates of Deposit
Euro
National Australia Bank, Ltd., 0.47%, 12/20/12 (a)	$300,000	$300,000,000

Yankee(b)
Bank of Montreal, Chicago, 0.15%, 4/05/12	600,000	600,000,000
Bank of Nova Scotia, Houston, 0.48%, 6/26/12	100,000	100,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., New York:
0.50%, 4/03/12	435,000	435,000,000
0.53%, 5/17/12	400,000	400,000,000
0.37%, 5/31/12	575,000	575,000,000
Barclays Bank Plc, New York:
0.50%, 5/16/12	395,000	395,000,000
0.59%, 7/13/12	501,000	501,000,000
Rabobank Nederland N.V., New York:
0.61%, 8/07/12	250,000	250,000,000
0.61%, 8/08/12	500,000	500,000,000
Deutsche Bank AG, New York, 0.41%, 6/15/12	330,000	330,000,000
Mizuho Corporate Bank Ltd., New York:
0.47%, 4/16/12	500,000	500,000,000
0.42%, 5/03/12	128,000	128,000,000
0.42%, 5/07/12	642,000	642,000,000
National Australia Bank Ltd., New York, 0.49%, 6/18/12	148,300	148,300,000
Natixis, New York, 0.45%, 5/02/12	570,000	570,000,000
Norinchukin Bank, New York, 0.17%, 4/03/12	550,000	550,000,000
Rabobank Nederland N.V., New York, 0.67%, 5/25/12	3,000	3,000,000
Royal Bank of Canada, New York, 0.55%, 5/03/12 (a)	325,000	325,000,000
Societe Generale SA, New York, 0.48%, 5/01/12	820,000	820,000,000
Sumitomo Mitsui Banking Corp., New York:
0.15%, 4/05/12	250,000	250,000,000
0.46%, 4/11/12	300,000	300,000,000
0.53%, 5/10/12	595,000	595,000,000
Svenska Handelsbanken AB, New York, 0.45%, 5/16/12	215,000	215,000,000
Westpac Banking Corp., New York (a):
0.34%, 4/04/12	74,000	74,000,002
0.33%, 6/11/12	400,000	400,000,000

Total Certificates of Deposit - 31.4%		9,906,300,002

Commercial Paper
Antalis US Funding Corp., 0.52%, 5/03/12 (c)(d)	244,000	243,890,742
ANZ National International, Ltd. (c)(d):
0.52%, 8/03/12	200,000	199,644,667
0.52%, 8/07/12	100,000	99,816,555
Aspen Funding Corp., 0.52%, 6/04/12 (c)(d)	17,800	17,788,163
Atlantis One Funding Corp. (c)(d):
0.40%, 5/09/12	300,000	299,876,667
0.46%, 7/09/12	300,000	299,624,333
Barclays Bank Plc, 0.52%, 5/11/12 (c)(d)	107,225	107,164,597
Barton Capital Corp. (c)(d):
0.46%, 4/03/12	147,000	146,998,122
0.42%, 4/13/12	55,000	54,992,942
BNZ International Funding Ltd. (a)(c):
0.38%, 4/16/12	100,000	100,000,000
0.39%, 5/22/12	75,000	75,000,536
0.58%, 5/31/12	100,000	100,002,138
Bryant Park Funding LLC, 0.19%, 4/20/12 (c)(d)	275,000	274,973,875
Caisse d’Amortissement de la Dette Sociale, 0.54%, 5/25/12 (a)(c)	650,000	649,989,656
Cancara Asset Securitization Ltd., 0.27%, 4/16/12 (c)(d)	470,000	469,950,650
Chariot Funding LLC, 0.15%, 4/12/12 (c)(d)	222,067	222,057,747
Commonwealth Bank of Australia (c):
0.06%, 6/22/12	87,000	86,988,827
0.32%, 9/19/12 (a)	250,000	250,000,000

Schedule of Investments (continued)

Money Market Master Portfolio

(Percentages shown are based on Net Assets)

DNB NOR Bank ASA, 0.54%, 4/12/12 (c)(d)	50,000	49,992,500
HSBC Bank Plc, 0.51%, 11/28/12 (d)	390,000	388,674,000
ING US Funding LLC, 0.49%, 5/18/12 (d)	300,000	299,812,167
Kells Funding LLC (c):
0.61%, 4/16/12 (a)	50,000	50,000,000
0.46%, 6/06/12 (d)	325,000	324,730,069
0.50%, 6/19/12 (d)	150,000	149,837,500
0.56%, 7/02/12 (d)	50,000	49,929,222
0.56%, 7/02/12 (d)	75,000	74,893,833
0.61%, 7/06/12 (d)	300,000	299,517,083
0.54%, 7/25/12	125,000	124,786,250
Mizuho Funding LLC, 0.51%, 4/05/12 (c)(d)	96,500	96,495,899
Mont Blanc Capital Corp., 0.48%, 6/04/12 (d)	175,000	174,853,000
Nieuw Amsterdam Receivables Corp. (c)(d):
0.27%, 4/11/12	50,000	49,996,625
0.45%, 7/10/12	50,000	49,938,125
Nordea North America Inc. (d):
0.46%, 4/03/12	300,000	299,996,167
0.42%, 5/14/12	485,000	484,762,350
0.61%, 8/07/12	161,600	161,252,246
Oversea-Chinese Banking Corp. Ltd., 0.57%, 8/13/12 (d)	200,000	199,578,833
Regency Markets No. 1 LLC, 0.20%, 4/04/12 (c)(d)	106,900	106,898,812
Royal Park Investment Funding Corp. (d):
1.00%, 4/10/12	150,000	149,966,667
1.00%, 4/11/12 (c)	131,000	130,967,250
Scaldis Capital LLC, 0.50%, 4/11/12 (c)(d)	356,500	356,455,437
Sheffield Receivables Corp., 0.42%, 4/26/12 (c)	79,500	79,477,740
Starbird Funding Corp. (c)(d):
0.48%, 4/02/12	83,500	83,500,000
0.45%, 4/05/12	100,000	99,996,250
Thames Asset Global Securitization No. 1 Inc. (d):
0.33%, 4/13/12	241,389	241,364,660
0.35%, 4/26/12	105,785	105,760,317
UBS Finance Delaware LLC, 0.20%, 5/02/12 (d)	500,000	499,916,667
Victory Receivables Corp. (c)(d):
0.20%, 4/19/12	138,798	138,784,891
0.20%, 4/24/12	255,000	254,968,833
Westpac Banking Corp. (c):
0.50%, 6/29/12 (d)	110,000	109,865,556
0.62%, 7/10/12 (a)	350,000	350,000,000
0.50%, 8/01/12 (d)	50,000	49,915,972
0.50%, 8/03/12 (d)	75,000	74,871,875
Westpac Securities NZ Ltd. (c)(d):
0.56%, 7/05/12	120,000	119,824,533
0.53%, 7/18/12	250,000	249,606,181

Total Commercial Paper - 32.5%		10,229,947,727

Corporate Notes
JPMorgan Chase Bank NA, 0.60%, 4/19/13 (a)	250,725	250,725,000

Total Corporate Notes - 0.8%		250,725,000

Time Deposits
Natixis, 0.20%, 4/02/12	382,000	382,000,000
Nordea Bank AB, 0.15%, 4/02/12 (c)	800,000	800,000,000

Total Time Deposits - 3.7%		1,182,000,000

U.S. Government Sponsored Agency Obligations
Fannie Mae, 4.75%, 2/21/13	70,304	73,152,795
Fannie Mae Discount Notes (d):
0.06%, 5/16/12	21,429	21,427,428
0.10%, 6/20/12	60,000	59,987,492
0.18%, 7/16/12	450,000	449,768,125

Schedule of Investments (continued)

Money Market Master Portfolio

(Percentages shown are based on Net Assets)

Fannie Mae Variable Rate Notes (a):
0.26%, 8/23/12	200,000	200,015,956
0.30%, 1/10/13	250,000	249,960,957
0.41%, 5/17/13	304,000	303,894,670
0.21%, 11/08/13	170,000	169,917,420
Federal Farm Credit Bank Variable Rate Notes (a):
0.22%, 4/27/12	144,460	144,458,488
0.19%, 3/07/14	40,000	39,992,876
Federal Home Loan Bank:
0.09%, 5/09/12	100,000	99,998,373
0.15%, 5/25/12	20,000	19,998,901
0.17%, 1/24/13	44,910	44,910,806
0.13%, 2/01/13	200,000	199,921,236
0.16%, 2/06/13	200,000	199,978,415
0.17%, 2/06/13	294,500	294,492,517
0.17%, 2/13/13	100,000	99,997,497
0.21%, 4/12/13 (a)	114,500	114,482,825
0.29%, 7/08/13 (a)	50,000	50,000,000
Federal Home Loan Bank Discount Notes (d):
0.08%, 4/25/12	100,000	99,994,889
0.08%, 4/27/12	115,000	114,993,611
0.06%, 5/11/12	142,000	141,990,001
0.12%, 6/25/12	25,000	24,993,000
Freddie Mac Discount Notes (d):
0.06%, 5/21/12	50,000	49,995,917
0.09%, 5/29/12	200,000	199,971,500
0.06%, 6/18/12	189,800	189,773,880
0.06%, 6/19/12	75,000	74,990,250
0.06%, 6/25/12	36,700	36,694,862
0.12%, 7/24/12	200,000	199,924,667
0.17%, 9/18/12	250,000	249,800,486
Freddie Mac Variable Rate Notes (a):
0.20%, 3/21/13	270,040	269,934,556
0.36%, 9/03/13	227,900	227,834,615
0.18%, 9/13/13	884,785	884,007,689
0.21%, 11/04/13	309,000	308,950,991

Total U.S. Government Sponsored Agency Obligations - 18.8%		5,910,207,691

U.S. Treasury Obligations
U.S. Treasury Bill:
0.13%, 8/16/12	200,000	199,905,556
0.13%, 8/23/12	410,000	409,787,884
0.14%, 9/06/12	250,000	249,850,632
U.S. Treasury Note:
1.38%, 5/15/12	450,000	450,594,358
1.38%, 10/15/12	200,000	201,362,405
0.38%, 10/31/12	300,000	300,471,942
1.38%, 11/15/12	250,000	251,960,433
3.38%, 11/30/12	175,000	178,752,803

Total U.S. Treasury Obligations - 7.1%		2,242,686,013

Repurchase Agreements
Banc of America Securities LLC, 0.20%, 4/2/12 (Purchased on 3/30/12 to be repurchased at $320,005,333, collateralized by various non-U.S. government debt securities, 0.00% to 12.75%, due 7/15/12 to 12/11/49, par and fair value of $2,726,052,624 and $334,505,489, respectively)	320,000	320,000,000
BNP Paribas Securities Corp., 0.13%, 4/2/12 (Purchased on 3/30/12 to be repurchased at $100,001,083, collateralized by U.S. Treasury Obligations, 0.38%, due 3/15/15, par and fair value of $102,344,700 and $102,000,090, respectively)	100,000	100,000,000

Schedule of Investments (continued)

Money Market Master Portfolio

(Percentages shown are based on Net Assets)

BNP Paribas Securities Corp., 0.20%, 4/2/12 (Purchased on 3/30/12 to be repurchased at $310,005,167, collateralized by various non-U.S. government debt securities, 0.77% to 9.88%, due 6/1/12 to 7/1/39, par and fair value of $295,123,488 and $319,533,409, respectively)	310,000	310,000,000
Citigroup Global Markets Inc., 0.30%, 4/2/12 (Purchased on 3/30/12 to be repurchased at $69,001,725, collateralized by U.S. Treasury obligations, 3.13%, due 2/15/42, par and fair value of $72,090,200 and $70,380,038, respectively)	69,000	69,000,000
Citigroup Global Markets Inc., 0.45%, 4/2/12 (Purchased on 3/30/12 to be repurchased at $190,007,125, collateralized by various non-U.S. government debt securities, 0.00% to 7.50%, due 4/2/12 to 7/1/47, par and fair value of $209,934,085 and $208,909,078, respectively)	190,000	190,000,000
Citigroup Global Markets Inc., 0.54%, 4/2/12 (Purchased on 3/30/12 to be repurchased at $250,011,250, collateralized by various U.S. government obligations and various non-U.S. government debt securities, 0.07% to 5.99%, due 12/19/13 to 2/25/31, par and fair value of $455,299,427 and $261,268,864, respectively)	250,000	250,000,000
Deutsche Bank Securities Inc., 0.15%, 4/2/12 (Purchased on 3/30/12 to be repurchased at $30,000,375, collateralized by various U.S. government obligations, 3.49 to 4.39%, due 5/1/40 to 4/1/41, par and fair value of $40,880,165 and $30,900,001, respectively)	30,000	30,000,000
Greenwich Capital Markets, Inc., 0.25%, 4/2/12 (Purchased on 3/30/12 to be repurchased at $140,002,917, collateralized by various U.S. government obligations, 2.50% to 6.00%, due 6/20/18 to 4/20/61, par and fair value of $183,284,138 and $142,800,442, respectively)	140,000	140,000,000
HSBC Securities (USA) Inc., 0.18%, 4/2/12 (Purchased on 3/30/12 to be repurchased at $100,001,500, collateralized by various non-U.S. government debt securities, 1.50% to 4.10%, due 2/17/13 to 12/12/14, par and fair value of $99,765,000 and $103,000,686, respectively)	100,000	100,000,000
JPMorgan Securities Inc., 0.45%, 4/2/12 (Purchased on 3/30/12 to be repurchased at $60,002,250, collateralized by various non-U.S. government debt securities, 5.88% to 11.75%, due 10/1/13 to 12/31/49, par and fair value of $63,880,000 and $63,001,122, respectively)	60,000	60,000,000
Merrill Lynch & Co. Inc., 0.25%, 4/2/12 (Purchased on 3/30/12 to be repurchased at $100,002,083, collateralized by various U.S. government obligations, 2.06% to 5.46%, due 1/1/18 to 9/1/46, par and fair value of $389,942,979 and $102,000,000, respectively)	100,000	100,000,000
Morgan Stanley & Co. Inc., 0.18%, 4/2/12 (Purchased on 3/30/12 to be repurchased at $90,001,350, collateralized by various U.S. government obligations, 2.90% to 5.00%, due 9/1/39 to 3/1/42 , par and fair value of $96,757,382 and $91,800,000, respectively)	90,000	90,000,000
RBS Securities Inc., 0.17%, 4/2/12 (Purchased on 3/30/12 to be repurchased at $120,001,700, collateralized by various U.S. government obligations, 3.00% to 5.00%, due 3/1/25 to 3/1/42, par and fair value of $124,774,969 and $122,401,850, respectively)	120,000	120,000,000

Total Repurchase Agreements - 6.0%		1,879,000,000

Total Investments (Cost - $ 31,600,866,433*) - 100.3%		31,600,866,433
Liabilities in Excess of Other Assets - (0.3)%		(100,471,101)
Net Assets - 100.0%		$31,500,395,332

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date.
(b)	Issuer is a US branch of a foreign domiciled bank.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Rate shown reflects the discount rate at the time of purchase.

•

Fair Value Measurements—Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

Schedule of Investments (concluded)

Money Market Master Portfolio

•	Level 1— Unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2—other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report. The following table summarizes the inputs used as of March 31, 2012 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$31,600,866,433	—	$31,600,866,433

[1]	See above Schedule of Investments for values in each security type.

Certain of the Master Portfolio’s assets are held at carrying amount which approximates fair value. Cash in the amount of $303,849 would be categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended March 31, 2012.

Item 2.	Controls and Procedures.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c)) the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the registrant’s principal executive and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended (17 CFR 207.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), attached hereto as Exhibits (a)(1) and (a)(2)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hewitt Series Trust

By:	/s/ Andrea W. Armstrong
Andrea W. Armstrong
President

Date: May 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities, and on the dates indicated.

By:	/s/ Andrea W. Armstrong
Andrea W. Armstrong
President

Date: May 29, 2012

By:	/s/ Douglas S. Keith
Douglas S. Keith
Treasurer and Chief Financial Officer

Date: May 29, 2012